Provisions and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provisions and Other Non-Current Liabilities
Note 22: Provisions and Other
Non-Current
Liabilities

	December 31,

	2021	2020
Net defined benefit plan obligations (see note 26)	506	598
Other financial liabilities (see note 19)	234	224
Deferred compensation and employee incentives	99	111
Provisions	94	140
Other non-current liabilities	10	10
Total provisions and other non-current liabilities	943	1,083
The following table presents the movement in provisions for the years ended December 31, 2021 and 2020:

	Employee- Related	Restructuring	Facilities- Related	Other	Total
Balance at December 31, 2019	-	56	27	162	245
Charges	61	-	3	30	94
Utilization	(15)	(52)	(2)	(7)	(76)
Translation and other, net	-	1	-	(13)	(12)
Balance at December 31, 2020	46	5	28	172	251
Less: short-term provisions	46	5	3	57	111
Long-term provisions	-	-	25	115	140

Balance at December 31, 2020	46	5	28	172	251
Charges	56	-	4	(1)	59
Utilization	(60)	(5)	(3)	(9)	(77)
Translation and other, net	1	-	-	(33)	(32)
Balance at December 31, 2021	43	-	29	129	201
Less: short-term provisions	42	-	4	61	107
Long-term provisions	1	-	25	68	94
Employee-related
The employee-related provisions consisted of severance.
Restructuring
Represents residual severance costs associated with reductions in workforce to de-layer
the organization and reposition the Company following the separation of the Financial & Risk business from the rest of the Company.
Facilities-related
Facilities-related provisions include lease retirement obligations, which arise when the Company agrees to restore a leased property to a specified condition at the completion of the lease period. Lease retirement provisions relate primarily to leases which expire over the next five years.
Other
Other includes provisions related to items such as disposed business es
, legal matters and health care.